Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Counterparty	Dec. 31, 2020 EUR (€) Counterparty	Dec. 31, 2019 EUR (€)
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 122,146	€ 122,885
Ending balance	124,422	122,146
Account value	149,323	135,441	€ 135,710
Net amount at risk	250,953	224,172	€ 226,374
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	1,127	1,133
Incurred guarantee benefits	(99)	189
Paid guarantee benefits	(75)	(95)
Net exchange differences	79	(100)
Ending balance	1,031	1,127
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	488	448
Incurred guarantee benefits	27	144
Paid guarantee benefits	(49)	(61)
Net exchange differences	36	(43)
Ending balance	502	488
Account value	56,426	52,481
Net amount at risk	€ 843	€ 919
Average attained age of contract holders | Counterparty	71	70
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	€ 638	€ 686
Incurred guarantee benefits	(127)	44
Paid guarantee benefits	(25)	(34)
Net exchange differences	42	(57)
Ending balance	529	638
Account value	5,186	5,337
Net amount at risk	€ 472	€ 542
Average attained age of contract holders | Counterparty	72	72